Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Schedule of Consolidation of Variable Interest Entity	Since the VIE agreements with 39Pu were terminated in August 2022, and 39Pu was accounted for as discontinued operations, the following financial statement balances and amounts reflect the financial position and financial performances of Shanghai MYT and BTB Hunan and their respective subsidiaries, which were included in the consolidated financial statements as of June 30, 2022 and 2021, and for the years ended June 30, 2022, 2021 and 2020, after elimination of intercompany transactions and balances:
	June 30, 2023	June 30, 2022
ASSETS
Cash	$1,018,692	$922,197
Inventories	52,336	121,733
Other current assets	82,751	51,004
Long-term investment	1,028,984	1,100,294
Goodwill	211,096	227,683
Property and equipment, net	1,515,249	2,278,091
Deposits for property and equipment	-	45,755,946
Other noncurrent assets	189,691	131,266
Total Assets	$4,098,799	$50,588,214

Other liabilities	412,648	666,841
Total Liabilities	$412,648	$666,841
	For the Years Ended June 30,
	2023	2022	2021
Revenue	$1,099,354	$765,094	$358,515
Net loss	(43,451,799)	(2,671,274)	(401,387)

Schedule of Revenue Recognition Digital Assets	The following table presents information about the Company’s digital assets (bitcoin):
Balance as at 1 July 2022	-
Revenue recognized from bitcoin mined	1,773,684
Impairment of bitcoin	(185,290)
Balance as at 30 June 2023	1,588,394

Schedule of Property and Equipment Estimated Useful Lives	Depreciation is computed using the straight-line method with residual value rate of 5% (except Mining equipment of 0% ) over the estimated useful lives as follows: Mining equipment
Electric power facility	3 year
Mining equipment	3 year
Electronic equipment	5 years
Office equipment	5 – 10 years
Vehicles	10 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

Schedule of Intangible Assets	Purchased intangible assets are recognized and measured at fair value upon acquisition. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method with residual value rate of 5% based on their estimated useful lives as follows:
Trademark	10 years

Schedule of Disaggregation of Revenues	The Company’s disaggregation of revenues for the years ended June 30, 2023, 2022 and 2021 is as follows:
	For the Years Ended June 30,
	2023	2022	2021
Blockchain and Digital asset Mining	$1,773,684	$-	$-
Sales of tea products, beverages and light meals in retail shop chains from continuing operations	1,091,752	765,094	358,515
Sales of dark tea products from discontinued operations	102,580	1,670,659	5,353,166
	$2,968,016	$2,435,753	$5,711,681